Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

18.  Leases

Lease liabilities

Lease liabilities as of December 31 are as follows:

	2025			2024
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Tolling agreement lease liability	25,233	2,741	27,974	32,009	3,463	35,472
Other leases	32,196	9,513	41,709	24,576	9,404	33,980
Total	57,429	12,254	69,683	56,585	12,867	69,452

Except for the tolling agreement lease liability discussed below, the Company has not recorded any expense relating to variable lease payments, for the years ended December 31, 2025, 2024 and 2023, respectively.

Please refer to Note 29 for the detail, by maturity, of the future payment obligations under leases as of December 31, 2025.

A roll forward of our lease obligations for the year ended December 31, 2025 and 2024 is as follows:

	2025	2024
	US$'000	US$'000
Balance at January 1,	(69,452)	(66,250)
Additions	(14,671)	(17,486)
Lease modification	12,161	—
Disposals and other	330	224
Interest	(5,906)	(5,935)
Lease payments	16,185	16,201
Exchange differences	(8,330)	3,794
Balance at December 31,	(69,683)	(69,452)

Lease liabilities were discounted at the weighted-average incremental borrowing rate of 7.31%, not including our tolling agreement liability as discussed below.

Leases are presented as follows in the consolidated statements of financial position:

	2025	2024
	US$'000	US$'000
Non-current assets (Note 8)
Leased land and buildings	34,859	28,436
Leased plant and machinery	58,497	51,524
Accumulated depreciation	(52,955)	(46,286)

Non-current liabilities
Lease liabilities	(57,429)	(56,585)

Current liabilities
Lease liabilities	(12,254)	(12,867)

Leases are presented as follows in the consolidated income statement:

	2025	2024
	US$'000	US$'000
Depreciation and amortization charges
Depreciation of right-of-use assets	6,669	3,746

Finance costs
Interest expense on lease liabilities	5,906	5,935

Exchange differences
Currency translation losses on lease liabilities	(8,330)	3,794
Currency translation gains on right-of-use assets	2,902	(1,055)

Leases are presented as follows in the consolidated statements of cash flows:

	2025	2024
	US$'000	US$'000
Payments for:
Principal	10,279	10,266
Interest	5,906	5,935

Tolling agreement liability

In August 2019, Ferroglobe Spain Metals sold its 100% interest in the remainder of FerroAtlántica, S.A.U. to Kehlen Industries Management, S.L.U. (Kehlen), an affiliate of U.S.-based TPG Sixth Street Partners. The FerroAtlántica, S.A.U. assets transferred by means of this transaction included ten hydroelectric power plants and the Cee-Dumbría ferroalloys manufacturing plant, all located in the province of A Coruña, Spain. Under the terms of the transaction, the Group became exclusive off taker of finished products produced at the smelting plant at Cee and supplier of key raw materials to that facility pursuant to a tolling agreement expiring in 2060.

In November 2020, the Tribunal Superior de Justicia de Galicia dismissed the request of separation of the Cee-Dumbria’s hydroelectric plants and the ferroalloys plants. Ferroglobe Spain Metals appealed to the Supreme Court, but in 2021 the appeal was dismissed.

In December 2025, the Company entered into a lease amendment with Kehlen to reduce the scope of the lease to two furnaces and decrease the annual fixed payment. This amendment was accounted for as a lease modification resulting in a remeasurement of the lease liability and a gain of $12,161 recorded within “Impairment loss” in our consolidated income statements (see Note 27.8) as the related right-of-use asset was previously fully impaired. As of December 31, 2025, the lease liability recognized in relation to the tolling agreement amounted to $27,974 thousand ($35,471 thousand as of December 2024).

This lease liability was discounted at the incremental borrowing rate of 9.375%.

For the year ended December 31, 2025, Ferroglobe has recorded an expense for variable lease payments of $42,170 thousand ($59,571 thousand in 2024), related to the purchase of key raw materials, energy costs, personnel expenses and other overhead costs assumed by the Company as per the tolling agreement. Future variable lease payments are currently unknown as they depend on the actual production at the Cee plant in a given year as well as a variety of other factors including energy prices and raw material prices in future years. As a result of the lease modification and the reduced scope of the arrangement, future variable lease payments are expected to decrease by approximately 33% per year but could differ from this expectation based on various factors.